Schedule of investments
Delaware National High-Yield Municipal Bond Fund	May 31, 2024 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 97.50%
Education Revenue Bonds — 19.54%
Albany, New York Capital Resource Revenue
(KIPP Capital Region Public Charter Schools Project)
4.75% 6/1/54	1,275,000	$ 1,248,888
5.00% 6/1/64	1,600,000	1,601,664
Arizona Industrial Development Authority Revenue
Series A 5.25% 11/1/53	2,250,000	2,353,500
(Academies of Math & Science Projects)
144A 5.25% 7/1/43 #	255,000	256,183
144A 5.375% 7/1/53 #	965,000	962,838
144A 5.50% 7/1/58 #	1,115,000	1,119,471
(ACCEL Schools Project) Series A 144A 5.25% 8/1/48 #	3,200,000	2,952,992
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,155,000	1,189,500
144A 6.00% 7/1/47 #	8,995,000	9,160,958
(Basis Schools Projects) Series A 144A 5.125% 7/1/37 #	750,000	755,025
(Benjamin Franklin Charter School Projects)
Series A 144A 5.25% 7/1/53 #	1,000,000	975,210
Series A 144A 5.50% 7/1/58 #	1,385,000	1,386,427
(Empower College Prep Project) 144A 6.00% 7/1/49 #	1,000,000	1,002,100
(Kaizen Education Foundation Project) 144A 5.80% 7/1/52 #	4,000,000	4,044,920
(Leman Academy Of Excellence of Projects) Series A 4.50% 7/1/54	5,000,000	4,387,600
(Odyssey Preparatory Academy Project) 144A 5.00% 7/1/54 #	5,000,000	4,407,900
(Pinecrest Academy Nevada-Horizon, Inspirada) Series A 144A 5.75% 7/15/48 #	2,500,000	2,526,550
Arlington, Texas Higher Education Finance Revenue
(Cypress Christian School)
144A 6.00% 6/1/53 #	5,000,000	5,082,600
144A 6.25% 6/1/63 #	5,250,000	5,381,197
(Great Hearts America - Texas)
Series A 5.00% 8/15/49	900,000	875,358
Series A 5.00% 8/15/54	1,200,000	1,149,360
(KIPP Texas, Inc.) 3.00% 8/15/49 (PSF)	4,000,000	2,863,160
(Newman International Academy)
Series A 4.00% 8/15/31	200,000	185,498
NQ- VQ [0524] 0724 (3695181)    1

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arlington, Texas Higher Education Finance Revenue
(Newman International Academy)
Series A 5.00% 8/15/41	600,000	$ 545,706
Build NYC, New York Resource Revenue
5.00% 11/1/39	1,000,000	600,000
(East Harlem Scholars Academy Charter School Project)
144A 5.75% 6/1/52 #	2,125,000	2,170,263
144A 5.75% 6/1/62 #	1,000,000	1,016,180
(Inwood Academy for Leadership Charter School Project)
Series A 144A 5.125% 5/1/38 #	575,000	574,120
Series A 144A 5.50% 5/1/48 #	1,500,000	1,506,180
(KIPP NYC Public School Facilities - Canal West Project)
5.25% 7/1/52	1,265,000	1,293,690
5.25% 7/1/62	6,355,000	6,463,162
(New Dawn Charter Schools Project)
144A 5.625% 2/1/39 #	1,290,000	1,281,615
144A 5.75% 2/1/49 #	2,700,000	2,583,333
California Community College Financing Authority Student Housing Revenue
(Napa Valley College Project) Series A 144A 5.75% 7/1/60 #	14,090,000	14,161,436
California Educational Facilities Authority Revenue
(Stanford University)
Series V-1 5.00% 5/1/49	33,445,000	38,712,587
Series V-2 2.25% 4/1/51	4,975,000	2,995,647
California Enterprise Development Authority Revenue
(Heights Christian Schools Project) Series A 144A 6.375% 6/1/63 #	10,000,000	9,992,700
California Municipal Finance Authority Revenue
(California Baptist University) Series A 144A 5.50% 11/1/45 #	4,000,000	4,029,400
(Julian Charter School Project) Series A 144A 5.625% 3/1/45 #	5,760,000	5,498,438
(Palmdale Aerospace Academy Project)
Series A 144A 5.00% 7/1/41 #	1,000,000	1,000,540
Series A 144A 5.00% 7/1/46 #	2,145,000	2,113,876
(Westside Neighborhood School Project)
144A 5.50% 6/15/39 #	600,000	622,020
144A 5.90% 6/15/44 #	775,000	809,147
2    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Westside Neighborhood School Project)
144A 6.375% 6/15/64 #	3,300,000	$ 3,452,394
California Public Finance Authority Educational Revenue
(Crossroads Christian School Project) 144A 5.00% 1/1/56 #	2,000,000	1,713,100
California School Finance Authority Revenue
Series A 144A 5.75% 6/1/53 #	2,000,000	1,991,580
Series A 144A 6.00% 6/1/63 #	3,035,000	3,046,988
(Encore Education Obligated Group) Series A 144A 5.00% 6/1/52 #	1,000,000	785,310
(Escuela Popular Project) 144A 6.50% 7/1/50 #	2,500,000	2,531,075
(Harbor Springs Obligated Group) Series A 144A 5.625% 7/1/63 #	1,500,000	1,523,085
(Hawking Steam Charter School Project)
144A 5.375% 7/1/56 #	995,000	1,008,831
Series A 144A 5.00% 7/1/42 #	860,000	869,950
Series A 144A 5.50% 7/1/62 #	1,000,000	1,016,750
(John Adams Academies - Obligated Group) Series A 144A 5.125% 7/1/62 #	1,680,000	1,569,775
(Lighthouse Community Public Schools - Obligated Group)
Series A 144A 6.25% 6/1/42 #	1,000,000	1,039,430
Series A 144A 6.375% 6/1/52 #	1,240,000	1,280,263
Series A 144A 6.50% 6/1/62 #	2,300,000	2,376,958
(New Designs Charter School)
Series A 144A 5.00% 6/1/54 #	650,000	648,986
Series A 144A 5.00% 6/1/64 #	1,600,000	1,570,112
Series A 5.50% 6/1/42	1,750,000	1,750,280
(Rocketship Public Schools - Obligated Group) Series G 144A 5.00% 6/1/47 #	1,425,000	1,381,438
(Sonoma County Junior College District Project)
Series A 144A 4.00% 11/1/41 #	2,980,000	2,687,602
Series A 144A 4.00% 11/1/55 #	2,500,000	2,034,700
(View Park Elementary & Middle Schools)
Series A 5.875% 10/1/44	1,000,000	1,001,640
Series A 6.00% 10/1/49	720,000	721,303
NQ- VQ [0524] 0724 (3695181)    3

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
California Statewide Communities Development Authority Revenue
(Lancer Educational Student Housing Project) Series A 144A 5.00% 6/1/46 #	1,500,000	$ 1,496,025
Camden County, New Jersey Improvement Authority Revenue
(KIPP:Cooper Norcross Academy - 2022 Project) 6.00% 6/15/62	3,750,000	3,965,137
Capital Trust Agency Educational Facilities Housing Revenue
(Lutz Preparatory School Project) Series A 4.00% 6/1/41	330,000	296,050
(Pineapple Cove Classical Academy Inc. Project) Series A 144A 5.375% 7/1/54 #	6,000,000	5,534,940
(The Pepin Academies Inc. Project) Series A 5.75% 7/1/55	3,625,000	3,439,291
Capital Trust Authority Revenue
(KIPP Miami North Camous Project)
Series A 144A 5.625% 6/15/44 #	410,000	415,937
Series A 144A 6.00% 6/15/54 #	655,000	668,349
Series A 144A 6.125% 6/15/60 #	800,000	817,512
Capital Trust Student Housing Revenue
(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/58 #	8,000,000	7,700,000
Chester County, Pennsylvania Economic Development Authority Lease Revenue
(Chester Community Charter School Project) Series A 144A 5.625% 8/15/48 #	12,000,000	11,591,400
Chester County, Pennsylvania Industrial Development Authority Student Housing Revenue
(West Chester University of Pennsylvania) Series A 5.00% 8/1/30	2,200,000	2,200,220
Chicago, Illinois Board of Education Dedicated Capital Improvement Tax Revenue
5.00% 4/1/41	2,000,000	2,100,340
5.00% 4/1/45	1,665,000	1,732,682
5.75% 4/1/48	5,150,000	5,666,700
City of Burbank, Illinois Revenue
(Intercultural Montessori Language) 144A 6.25% 9/1/45 #	4,000,000	4,004,720
4    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
City of Homewood, Alabama Educational Building Authority Revenue
(CHF - Horizon II, L.L.C. Student Housing & Parking Project at Samford University)
Series 2024C 5.00% 10/1/56	1,200,000	$ 1,177,162
Series 2024C 5.50% 10/1/54	1,750,000	1,820,926
Clifton, Texas Higher Education Finance Revenue
(Valor Education) Series A 144A 6.25% 6/15/53 #	3,710,000	3,758,230
Cobb County, Georgia Development Authority Charter School Revenue
(Northwest Classical Academy Project)
Series A 144A 6.375% 6/15/58 #	1,205,000	1,210,025
Series A 144A 6.40% 6/15/53 #	1,850,000	1,870,794
Colorado Educational & Cultural Facilities Authority Revenue
(Ascent Classical Academy Charter Schools)
144A 5.50% 4/1/44 #	2,000,000	2,039,040
144A 5.75% 4/1/59 #	2,250,000	2,280,870
Series A 144A 5.80% 4/1/54 #	2,800,000	2,863,756
(Community Leadership Academy, Inc. Second Campus Project) 7.45% 8/1/48	2,500,000	2,503,700
(Global Village Academy - Northglenn Project)
144A 5.00% 12/1/50 #	1,000,000	868,130
144A 5.00% 12/1/55 #	3,440,000	2,921,558
(Loveland Classical Schools Project) 144A 5.00% 7/1/46 #	3,000,000	2,909,370
(Skyview Academy Project) 144A 5.375% 7/1/44 #	500,000	500,050
County of Pima, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	500,000	375,340
District of Columbia Revenue
(Rockestship DC Obligated Group)
Series A 5.75% 6/1/54	1,000,000	1,014,350
Series A 6.00% 6/1/58	1,600,000	1,642,192
Florida Development Finance Revenue
(Cornerstone Charter Academy Project)
144A 5.125% 10/1/52 #	4,110,000	3,975,562
144A 5.25% 10/1/56 #	1,900,000	1,859,340
NQ- VQ [0524] 0724 (3695181)    5

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Florida Development Finance Revenue
(Mater Academy Projects)
Series A 4.00% 6/15/52	1,145,000	$ 945,472
Series A 5.00% 6/15/56	1,630,000	1,589,136
(Renaissance Charter School Projects)
Series A 144A 6.00% 6/15/35 #	2,000,000	2,021,440
Series A 144A 6.125% 6/15/44 #	5,300,000	5,302,120
Series C 144A 5.00% 9/15/50 #	2,000,000	1,753,660
(SFP - Tampa I - The Henry Project)
Series A1 144A 5.00% 6/1/44 #	1,600,000	1,602,480
Series A1 144A 5.25% 6/1/54 #	3,000,000	3,011,550
Series A1 144A 5.25% 6/1/59 #	2,500,000	2,499,925
Hawaii State Department of Budget & Finance Revenue
(Hawaii Pacific University) Series A 144A 6.875% 7/1/43 #	2,000,000	2,001,180
Idaho Housing & Finance Association Revenue
Series A 5.00% 6/1/50	1,000,000	966,120
(Compass Public Charter School) Series A 144A 5.00% 7/1/54 #	860,000	795,879
(Idaho Arts Charter School) 144A 5.00% 12/1/36 #	595,000	582,267
(North Star Charter School)
Series A 6.75% 7/1/48	529,150	536,944
Series B 144A 4.88% 7/1/49 #, ^	2,888,155	487,665
(Sage International School of Middleton Project) Series A 5.00% 5/1/63	1,150,000	1,120,951
Illinois Finance Authority Charter School Revenue
(Chicago International Charter School Project) 5.00% 12/1/47	2,965,000	2,950,679
Illinois Finance Authority Educational Facility Revenue
(Rogers Park Montessori)
6.00% 2/1/34	675,000	675,216
6.125% 2/1/45	1,800,000	1,800,396
Illinois Finance Authority Revenue
(Acero Charter Schools) 144A 4.00% 10/1/42 #	2,245,000	1,861,352
Illinois Finance Authority Student Housing & Academic Facility Revenue
(University of Illinois at Chicago Project) Series A 5.00% 2/15/47	3,640,000	3,510,452
6    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Indiana Finance Authority Revenue
(Matchbook Learning Schools of Indiana Inc Project)
144A 7.00% 6/15/53 #	4,000,000	$ 4,019,640
144A 7.00% 6/15/58 #	6,405,000	6,415,248
(Tippecanoe, LLC - Student Housing Project) Series A 5.375% 6/1/64	6,010,000	6,127,736
Industrial Development Authority of the County of Pima, Arizona Revenue
(Noah Webster Schools-Pima Project) Series A 7.00% 12/15/43	1,500,000	1,502,835
Kent County, Delaware Student Housing and Dining Facilities Revenue
(Delaware State University Project) Series A 5.00% 7/1/58	1,250,000	1,219,975
Louisiana Public Facilities Authority Revenue
(Athlos Academy Jefferson Paris)
Series A 144A 7.375% 6/1/54 #	2,500,000	2,535,175
Series A 144A 7.50% 6/1/59 #	5,000,000	5,094,700
(Geo Academies Ebr - Geo Prep Mid-City Project)
144A 6.125% 6/1/52 #	1,030,000	1,051,383
144A 6.25% 6/1/62 #	1,420,000	1,451,396
(Jefferson Rise Charter School Project)
Series A 144A 6.25% 6/1/52 #	1,000,000	976,760
Series A 144A 6.375% 6/1/62 #	1,330,000	1,288,491
(Lake Charles Charter Academy Foundation Project) 8.00% 12/15/41	1,500,000	1,502,970
(Lincoln Preparatory School Project)
Series A 144A 5.25% 6/1/60 #	2,000,000	1,576,380
Series A 144A 6.375% 6/1/52 #	2,000,000	1,901,380
Series A 144A 6.50% 6/1/62 #	4,000,000	3,801,080
Macomb County, Michigan Public School Academy Revenue
(Academy Of Warren) Series A 144A 5.50% 5/1/50 #	1,810,000	1,664,965
Macon-Bibb County, Georgia Urban Development Authority Revenue
(Academy for Classical Education)
Series A 144A 5.875% 6/15/47 #	1,680,000	1,711,870
Series A 144A 6.00% 6/15/52 #	1,530,000	1,559,605
NQ- VQ [0524] 0724 (3695181)    7

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Choice Academies, Inc. Project) 144A 5.75% 9/1/45 #	4,925,000	$ 4,955,436
Massachusetts Development Finance Agency Revenue
Series B 4.00% 2/15/36	2,500,000	2,686,825
Series B 5.00% 2/15/34	3,500,000	4,041,100
Series V 5.00% 7/1/55	14,470,000	16,466,426
(Massachusetts Institute Of Technology) Series P 5.00% 7/1/50	18,030,000	20,363,623
Miami-Dade County, Florida Industrial Development Authority Revenue
(Youth Co-Op Charter School)
Series A 144A 5.75% 9/15/35 #	1,000,000	1,003,650
Series A 144A 6.00% 9/15/45 #	1,000,000	1,003,190
Michigan Finance Authority Limited Obligation Revenue
(Hanley International Academy) 5.00% 9/1/40	1,115,000	1,094,239
(Landmark Academy Project) 5.00% 6/1/45	2,000,000	1,811,680
(Old Redford) Series A 5.90% 12/1/30	1,520,000	1,505,484
(Public School Academy Old Redford) Series A 6.50% 12/1/40	3,900,000	3,834,246
Michigan Public Educational Facilities Authority Revenue
(Old Redford) Series A 5.875% 12/1/30	1,550,000	1,533,136
Monroe County, New York Industrial Development Revenue
(University of Rochester Project) Series A 5.00% 7/1/53	2,500,000	2,668,225
Nevada State Department of Business & Industry Revenue
(Somerset Academy)
Series A 144A 5.00% 12/15/35 #	1,595,000	1,601,029
Series A 144A 5.00% 12/15/38 #	1,000,000	992,840
Series A 144A 5.00% 12/15/48 #	500,000	467,810
Series A 144A 5.125% 12/15/45 #	5,030,000	4,892,480
8    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
New York State Dormitory Authority Revenue
(Columbia University) Series A 5.00% 10/1/50	1,965,000	$ 2,244,580
(Cornell University) Series A 5.50% 7/1/54	3,000,000	3,369,930
Oklahoma County Finance Authority Revenue
(Astec Project)
144A 5.25% 6/15/34 #	600,000	598,134
144A 6.00% 6/15/44 #	1,000,000	1,006,890
144A 6.50% 6/15/64 #	3,000,000	3,039,930
Philadelphia, Pennsylvania Authority for Industrial Development Revenue
(First Philadelphia Preparatory Charter School Project) Series A 7.25% 6/15/43	1,230,000	1,232,853
(Mast Community Charter School II Project) 5.00% 8/1/50	375,000	360,169
Phoenix, Arizona Industrial Development Authority Education Revenue
(Basic Schools Project)
Series 2015A 144A 5.00% 7/1/46 #	4,000,000	3,869,520
Series 2016A 144A 5.00% 7/1/45 #	2,000,000	1,949,080
Phoenix, Arizona Industrial Development Authority Student Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project) Series A 5.00% 7/1/42	1,000,000	1,002,300
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/57 #	4,000,000	3,002,720
(Career Success Schools Project)
144A 5.50% 5/1/40 #	500,000	492,165
144A 5.75% 5/1/50 #	2,530,000	2,496,300
(Edkey Charter Schools Project)
144A 5.00% 7/1/49 #	7,000,000	6,364,260
144A 5.00% 7/1/55 #	7,370,000	6,589,886
Pottsboro, Texas Higher Education Finance Authority Revenue
Series A 5.00% 8/15/36	755,000	736,102
Series A 5.00% 8/15/46	1,000,000	919,450
NQ- VQ [0524] 0724 (3695181)    9

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Public Finance Authority Revenue
5.75% 7/1/62	13,000,000	$ 14,052,090
(Cornerstone Charter Academy) Series A 144A 5.125% 2/1/46 #	3,250,000	2,960,913
(North East Carolina Preparatory School Project)
Series A 5.00% 6/15/44	1,000,000	979,920
Series A 5.25% 6/15/54	1,200,000	1,173,252
(Revolution Academy)
Series A 144A 6.25% 10/1/53 #	2,000,000	2,031,440
Series A 144A 6.25% 10/1/58 #	3,885,000	3,934,611
(Triad Educational Services, Inc.) Series A 144A 5.50% 6/15/45 #	6,000,000	6,024,240
(Wittenberg University) 144A 5.25% 12/1/39 #	5,000,000	4,440,000
South Carolina Jobs-Economic Development Authority Revenue
(Green Charter Schools Project)
Series A 144A 4.00% 6/1/46 #	2,300,000	1,677,068
Series A 144A 4.00% 6/1/56 #	1,530,000	1,028,099
(High Point Academy Project) Series A 144A 5.75% 6/15/49 #	5,000,000	5,057,250
(Riverwalk Academy Project)
Series A 144A 7.125% 6/15/53 #	2,550,000	2,627,673
Series A 144A 7.25% 6/15/58 #	2,915,000	3,003,324
(Virtus Academy Project)
Series A 144A 6.75% 6/15/43 #	940,000	956,770
Series A 144A 7.00% 6/15/53 #	1,830,000	1,869,565
Series A 144A 7.125% 6/15/58 #	1,510,000	1,548,867
St. Louis, Missouri Industrial Development Authority Tax Increment Revenue Improvement
(Confluence Academy Project) Series A 144A 5.625% 6/15/53 #	4,805,000	4,440,973
St. Paul, Minnesota Housing & Redevelopment Authority Charter School Lease Revenue
(Academia Cesar Chavez School Project) Series A 5.25% 7/1/50	2,560,000	2,229,581
University of Texas System Board of Regents Revenue
Series B 5.00% 8/15/49	24,915,000	27,970,576
University of Virginia Revenue
Series 2 3.57% 4/1/45	10,000,000	8,629,700
Series A 2.18% 11/1/51	10,000,000	5,677,600
10    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Upper Dauphin, Pennsylvania Industrial Development Authority Revenue
(Pennsylvania Steam Academy Charter School Project) Series A 144A 6.25% 7/1/57 #	2,400,000	$ 2,296,704
Upper Illinois River Valley Development Authority Revenue
(Elgin Math And Science Academy Charter School Project) Series A 144A 6.00% 3/1/63 #	2,990,000	2,992,512
Utah State Charter School Finance Authority Revenue
(Leadership Learning Academy Project)
Series A 144A 5.00% 6/15/39 #	1,000,000	968,150
Series A 144A 5.00% 6/15/50 #	2,200,000	2,000,614
Washington State Housing Finance Commission Revenue
(Radford Court And Nordheim Court Portfolio)
5.00% 7/1/54	2,500,000	2,521,450
5.50% 7/1/59	6,000,000	6,287,940
(Seattle Academy Of Arts And Sciences Project) 144A 6.375% 7/1/63 #	3,000,000	3,273,660
Wisconsin Public Finance Authority Revenue
(Founders Academy of Las Vegas)
Series A 144A 6.375% 7/1/43 #	300,000	309,351
Series A 144A 6.625% 7/1/53 #	600,000	619,236
Series A 144A 6.75% 7/1/58 #	550,000	569,943
(Pine Lake Preparatory) 144A 5.50% 3/1/45 #	3,460,000	3,467,404
(Shining Rock Classical Academy)
Series A 6.00% 6/15/52	1,000,000	956,920
Series A 6.125% 6/15/57	1,000,000	959,710
(Wilson Preparatory Academy)
Series A 144A 4.125% 6/15/29 #	395,000	380,630
Series A 144A 5.00% 6/15/39 #	500,000	489,645
Series A 144A 5.00% 6/15/49 #	1,100,000	1,021,460
Yonkers, New York Economic Development Educational Revenue
(Lamartine/Warburton LLC - Charter School of Educational Excellence Project)
Series A 5.00% 10/15/49	1,000,000	977,650
Series A 5.00% 10/15/54	465,000	446,056
		601,524,895
NQ- VQ [0524] 0724 (3695181)    11

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Electric Revenue Bonds — 1.25%
Build NYC, New York Resource Revenue
(Brooklyn Navy Yard Cogeneration Partners, L.P. Project) 144A 5.25% 12/31/33 (AMT) #	4,520,000	$ 4,115,505
Burke County, Georgia Development Authority Pollution Control Revenue
(Oglethorpe Power Corporation Project) Series A 1.50% 1/1/40 •	700,000	680,575
California Community Choice Financing Authority Revenue
(Clean Energy Project) Series C 5.25% 1/1/54 •	3,000,000	3,137,010
Guam Power Authority Revenue
(Tax-Exempt Forward Delivery)
Series A 5.00% 10/1/38	135,000	140,782
Series A 5.00% 10/1/44	6,000,000	6,109,260
Puerto Rico Electric Power Authority Revenue
Series A 5.00% 7/1/42 ‡	8,615,000	2,282,975
Series A 5.05% 7/1/42 ‡	4,590,000	1,216,350
Series A 6.75% 7/1/36 ‡	1,500,000	397,500
Series AAA 5.25% 7/1/25 ‡	925,000	245,125
Series AAA 5.25% 7/1/26 ‡	1,030,000	272,950
Series AAA 5.25% 7/1/27 ‡	5,330,000	1,412,450
Series AAA 5.25% 7/1/28 ‡	1,205,000	319,325
Series CCC 5.25% 7/1/27 ‡	5,525,000	1,464,125
Series TT 5.00% 7/1/23 ‡	2,785,000	731,063
Series TT 5.00% 7/1/37 ‡	5,230,000	1,385,950
Series WW 5.00% 7/1/28 ‡	6,040,000	1,600,600
Series WW 5.25% 7/1/25 ‡	1,530,000	405,450
Series WW 5.25% 7/1/33 ‡	1,260,000	333,900
Series WW 5.50% 7/1/38 ‡	9,035,000	2,394,275
Series XX 4.75% 7/1/26 ‡	920,000	243,800
Series XX 5.25% 7/1/40 ‡	19,300,000	5,114,500
Series XX 5.75% 7/1/36 ‡	7,470,000	1,979,550
Series ZZ 4.75% 7/1/27 ‡	760,000	201,400
Series ZZ 5.25% 7/1/24 ‡	1,275,000	337,875
Series ZZ 5.25% 7/1/26 ‡	7,005,000	1,856,325
		38,378,620
12    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds — 13.75%
Apple Valley, Minnesota Senior Living Revenue
(Senior Living LLC Project)
2nd Tier Series B 5.00% 1/1/47	2,375,000	$ 1,410,251
2nd Tier Series B 7.25% 1/1/52	7,410,000	4,157,381
4th Tier Series D 5.25% 1/1/37	420,000	306,604
Arizona Industrial Development Authority Revenue
(Great Lakes Senior Living Communities LLC Project First Tier) Series A 5.00% 1/1/54	2,595,000	1,558,090
(Great Lakes Senior Living Communities LLC Project Fourth Tier)
144A 7.75% 1/1/54 #	2,100,000	912,555
Series D 144A 7.25% 1/1/54 #	2,500,000	1,083,800
(Great Lakes Senior Living Communities LLC Project Second Tier)
Series B 5.00% 1/1/49	975,000	465,065
Series B 5.125% 1/1/54	1,130,000	525,834
(Great Lakes Senior Living Communities LLC Project Third Tier)
Series C 144A 5.00% 1/1/49 #	1,000,000	427,920
Series C 144A 5.50% 1/1/54 #	4,000,000	1,806,720
Bexar County, Texas Health Facilities Development Revenue
(Army Retirement Residence Foundation Project) 5.00% 7/15/41	5,395,000	4,897,473
Birmingham, Alabama Special Care Facilities Financing Authority Revenue
(Methodist Home for the Aging)
5.50% 6/1/30	1,850,000	1,812,168
5.75% 6/1/35	1,500,000	1,460,715
5.75% 6/1/45	2,500,000	2,226,625
6.00% 6/1/50	3,130,000	2,833,526
California Educational Facilities Authority Revenue
(Stanford University) Series V-2 5.00% 4/1/51	7,455,000	8,636,543
California Health Facilities Financing Authority Revenue
(Cedars-Sinai Health System)
Series A 3.00% 8/15/51	15,170,000	11,680,597
Series A 3.00% 8/15/51 (AGM)	1,025,000	823,864
(Kaiser Permanente) Series A-2 5.00% 11/1/47	9,870,000	11,141,947
NQ- VQ [0524] 0724 (3695181)    13

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
California Municipal Finance Authority Revenue
(Community Health System Project) Series A 3.00% 2/1/46 (AGM)	10,000,000	$ 7,773,300
(Goodwill Industry Sacramento Valley and Northern Nevada Project)
5.25% 1/1/45	1,295,000	1,006,254
Series A 144A 6.625% 1/1/32 #	500,000	488,365
Series A 144A 6.875% 1/1/42 #	1,500,000	1,415,040
(Northbay Healthcare Group) Series A 5.25% 11/1/47	500,000	480,115
California Statewide Communities Development Authority Revenue
(Enloe Medical Center) Series A 5.375% 8/15/57 (AGM)	2,000,000	2,135,620
Capital Trust Agency Senior Living Facilities Revenue
(Elim Senior Housing Inc. Project) 144A 5.875% 8/1/52 #	2,000,000	1,471,180
City of Chicago, Illinois Multi-Family Housing Revenue
(Goldblatts Supportive Living Project) 6.125% 12/1/43 ‡	8,560,000	5,326,460
City of Colby, Kanas Hospital Loan Anticipation Revenue
(Citizens Medical Center, Inc. Project) 5.50% 7/1/26	9,000,000	8,956,440
City of Lenexa, Kansas Health Care Facility Revenue
(Lakeview Village)
Series A 4.00% 5/15/34	1,000,000	942,570
Series A 5.00% 5/15/39	1,500,000	1,482,840
City of Terre Haute, Indiana Revenue
(Westminster Village Project) 6.00% 8/1/39	4,000,000	3,222,880
City of Topeka, Kansas Healthcare Facilities Revenue
(Brewster Place)
Series A 6.25% 12/1/42	1,500,000	1,517,700
Series A 6.50% 12/1/52	2,000,000	2,023,360
Clackamas County, Oregon Hospital Facility Authority Revenue
(Rose Villa Project)
Series A 5.25% 11/15/50	1,000,000	926,030
Series A 5.375% 11/15/55	1,000,000	929,300
14    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Colorado Health Facilities Authority Revenue
(Aberdeen Ridge) Series A 5.00% 5/15/58	500,000	$ 311,855
(AdventHealth Obligated Group) Series A 3.00% 11/15/51	7,000,000	5,173,980
(American Baptist) 8.00% 8/1/43	2,500,000	2,191,200
(Cappella of Grand Junction Project) 144A 5.00% 12/1/54 #	1,255,000	757,731
(CommonSpirit Health) Series A 5.25% 12/1/54	5,000,000	5,348,750
(Mental Health Center Denver Project) Series A 5.75% 2/1/44	500,000	500,180
(Sunny Vista Living Center)
Series A 144A 5.50% 12/1/30 #	750,000	612,750
Series A 144A 5.75% 12/1/35 #	1,150,000	854,277
Series A 144A 6.125% 12/1/45 #	1,200,000	812,340
Series A 144A 6.25% 12/1/50 #	560,000	373,022
Connecticut State Health & Educational Facilities Authority Revenue
(Church Home of Hartford Incorporated Project)
Series A 144A 5.00% 9/1/46 #	1,000,000	863,680
Series A 144A 5.00% 9/1/53 #	1,600,000	1,316,160
Cuyahoga County, Ohio Hospital Revenue
(The Metrohealth System)
5.25% 2/15/47	4,000,000	4,006,120
5.50% 2/15/52	4,930,000	4,987,927
Doylestown Hospital Authority Revenue
144A 5.00% 7/1/31 #	1,500,000	1,517,325
144A 5.375% 7/1/39 #	1,575,000	1,582,828
Escambia County, Florida Health Facilities Authority Revenue
(Baptist Healthcare Obligated Group) Series A 4.00% 8/15/50	8,065,000	6,893,720
Gainesville & Hall County, Georgia Hospital Authority Revenue
(Northeast Georgia Health System Project) 3.00% 2/15/47	3,775,000	2,911,846
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.00% 11/15/36	950,000	813,590
NQ- VQ [0524] 0724 (3695181)    15

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Glendale, Arizona Industrial Development Authority Revenue
(Glencroft Retirement Community Project)
5.25% 11/15/51	1,350,000	$ 1,009,813
Guilderland, New York Industrial Development Agency Revenue
(Albany Place Development LLC Project) Series A 144A 5.875% 1/1/52 #, ‡	6,000,000	3,600,000
Henrico County, Virginia Economic Development Authority Residential Care Facility Revenue
(Westminster Canterbury Richmond) Series A 5.00% 10/1/47	2,170,000	2,234,601
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project)
Series A 3.00% 3/1/51	7,370,000	5,313,844
Series A 4.00% 3/1/51	2,000,000	1,794,780
(Valley Vista Care Corporation) Series A 5.00% 11/15/32	455,000	406,224
Illinois Finance Authority Revenue
(Plymouth Place, Inc.) Series A 6.75% 5/15/58	3,000,000	3,109,110
(The Admiral at the Lake Project)
5.25% 5/15/42	900,000	751,680
5.25% 5/15/54	5,910,000	4,489,886
5.50% 5/15/54	3,375,000	2,666,925
Illinois Housing Development Authority Revenue
(Stonebridge of Gurnee Project)
Series A 144A 5.45% 1/1/46 #	2,500,000	1,835,375
Series A 144A 5.60% 1/1/56 #	2,630,000	1,855,176
Iowa Finance Authority Revenue
(Childserve Project) Series B 5.00% 6/1/36	2,425,000	2,414,160
(PHS Council Bluffs Project)
5.125% 8/1/48	1,750,000	1,376,778
5.25% 8/1/55	2,500,000	1,907,325
Jefferson County, Washington Public Hospital District No. 2 Revenue
(Jefferson Healthcare) Series A 6.875% 12/1/53	8,880,000	8,781,343
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/32	435,000	418,844
16    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Kalispell, Montana Revenue
(Immanuel Lutheran Corporation Project)
Series A 5.25% 5/15/47	1,525,000	$ 1,258,369
Series A 5.25% 5/15/52	5,420,000	4,357,788
Kentucky Economic Development Finance Authority Healthcare Revenue
(Rosedale Green Project)
5.50% 11/15/35	1,310,000	1,238,631
5.75% 11/15/45	3,000,000	2,650,080
5.75% 11/15/50	1,600,000	1,382,784
Kirkwood, Missouri Industrial Development Authority Revenue
(Aberdeen Heights Project) Series A 5.25% 5/15/50	9,000,000	7,208,460
Lake County, Florida Retirement Facility Revenue
(Lakeside At Waterman Village Project)
Series A 5.75% 8/15/50	2,500,000	2,259,425
Series A 5.75% 8/15/55	1,500,000	1,333,920
Lancaster County, Pennsylvania Hospital Authority Revenue
(Penn State Health) 5.00% 11/1/51	4,670,000	4,745,654
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue
(The Glen Retirement System Project)
Series A 5.00% 1/1/49	3,500,000	2,505,895
Series A 5.00% 1/1/55	2,635,000	1,809,375
Louisiana Public Facilities Authority Revenue
(Ochsner Clinic Foundation Project) Series A 3.00% 5/15/47	10,000,000	7,461,800
Maricopa County, Arizona Industrial Development Authority Senior Living Facility Revenue
(Christian Care Surprise Project) 144A 6.00% 1/1/48 #	5,645,000	4,181,251
Michigan Finance Authority Hospital Revenue
Series A 3.00% 12/1/49	12,000,000	8,997,960
Michigan State Strategic Fund Limited Revenue
(Evangelical Homes) 5.50% 6/1/47	2,560,000	2,207,565
NQ- VQ [0524] 0724 (3695181)    17

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Missouri State, Health and Educational Facilities Authority Revenue
(Mercy Health) 4.00% 6/1/53	4,810,000	$ 4,478,543
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Whitemarsh Continuing Care Retirement Community Project)
5.25% 1/1/40	1,550,000	1,425,938
5.375% 1/1/50	6,250,000	5,434,375
Series A 5.375% 1/1/51	2,000,000	1,730,500
Moon, Pennsylvania Industrial Development Authority Revenue
(Baptist Homes Society) 6.125% 7/1/50	8,935,000	6,641,654
Muskingum County, Ohio Hospital Facilities Revenue
(Genesis Healthcare System Obligated Group Project) 5.00% 2/15/48	2,000,000	1,802,540
Nassau County, New York Industrial Development Agency Revenue
(Amsterdam at Harborside Project) Series B 5.00% 1/1/58 •	10,884,206	3,259,167
National Finance Authority Revenue
(The Vista Project)
Series A 144A 5.25% 7/1/39 #	1,515,000	1,401,784
Series A 144A 5.625% 7/1/46 #	1,000,000	912,280
Series A 144A 5.75% 7/1/54 #	2,000,000	1,797,960
New Hope, Texas Cultural Education Facilities Finance Revenue
(Army Retirement Residence Foundation Project) 6.00% 7/15/57	6,000,000	5,906,160
(Buckingham Senior Living Community, Inc. Project)
Series A-1 7.50% 11/15/37	120,000	91,469
Series A-2 7.50% 11/15/36	745,000	610,736
Series B 2.00% 11/15/61 •	3,150,433	1,171,772
(Cardinal Bay - Village on the Park)
Series A-1 5.00% 7/1/46	660,000	452,100
Series A-1 5.00% 7/1/51	1,575,000	1,078,875
Series B 4.00% 7/1/31	635,000	276,225
Series B 4.75% 7/1/51	1,915,000	833,025
18    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
New Hope, Texas Cultural Education Facilities Finance Revenue
(Cardinal Bay - Village on the Park)
Series C 5.00% 7/1/31 ‡	250,000	$ 28,750
Series C 5.25% 7/1/36 ‡	350,000	40,250
Series C 5.75% 7/1/51 ‡	2,250,000	258,750
Series D 6.00% 7/1/26 ‡	90,000	5,850
Series D 7.00% 7/1/51 ‡	1,350,000	87,750
(Legacy Midtown Park Project) Series A 5.50% 7/1/54	5,000,000	3,619,550
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	15,635,000	14,090,262
(The Outlook at Windhaven Project)
Series A 6.75% 10/1/52	1,000,000	942,350
Series A 6.875% 10/1/57	6,500,000	6,155,305
New Jersey Economic Development Authority Revenue
(Black Horse EHT Urban Renewal LLC Project) Series A 144A 5.00% 10/1/39 #, ‡	3,125,000	1,995,687
(Lions Gate Project) 5.25% 1/1/44	2,000,000	1,878,840
New York State Dormitory Authority Revenue
(Garnet Health Medical Center) 144A 5.00% 12/1/40 #	800,000	751,616
North Carolina Medical Care Commission Health Care Facilities Revenue
(Novant Health Obligated Group) Series A 3.125% 11/1/49	5,000,000	3,764,750
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Morningstar Senior Living) 5.00% 11/1/49	1,830,000	1,563,186
Oklahoma Development Finance Authority Revenue
(OU Medicine Project) Series B 5.50% 8/15/57	3,000,000	3,059,280
Palomar Health, California Revenue
4.00% 11/1/39	4,375,000	3,750,294
Payne County, Oklahoma Economic Development Authority Revenue
(Epworth Living at the Ranch) Series A 7.00% 11/1/51 ‡	961,600	1,923
NQ- VQ [0524] 0724 (3695181)    19

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project) Series A 144A 6.75% 12/1/53 #, ‡	10,495,000	$ 4,001,219
Pennsylvania Higher Educational Facilities Authority Revenue
(University of Pennsylvania Health System) 4.00% 8/15/49	4,770,000	4,537,749
Prince George's County, Maryland Revenue
(Collington Episcopal Life Care Community) 5.25% 4/1/47	2,000,000	1,782,800
Rhode Island Health and Educational Building Revenue
5.25% 5/15/54	6,100,000	6,363,703
Rochester, Minnesota Health Care & Housing Revenue
(The Homestead at Rochester Project) Series A 6.875% 12/1/48	2,500,000	2,498,500
Salem Hospital Facility Authority Revenue
(Capital Manor Project) 5.00% 5/15/53	1,895,000	1,740,539
Seminole County, Florida Industrial Development Authority Revenue
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	2,000,000	1,803,580
Series A 5.50% 11/15/49	8,000,000	6,826,000
Shelby County, Tennessee Health Educational & Housing Facilities Board Revenue
(The Farms at Bailey Station Project) 5.75% 10/1/59	3,830,000	2,658,901
Southeastern Ohio Port Authority Revenue
(Memorial Health Systems)
5.00% 12/1/43	805,000	694,047
5.50% 12/1/43	1,250,000	1,147,700
St. Louis County, Missouri Industrial Development Authority Revenue
(Nazareth Living Center Project)
Series A 5.00% 8/15/35	600,000	555,678
Series A 5.125% 8/15/45	1,800,000	1,551,204
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Air Force Villages Obligated Group Project) 5.00% 5/15/45	8,650,000	7,749,189
20    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Tarrant County, Texas Cultural Education Facilities Finance Revenue
(Buckner Senior Living - Ventana Project)
Series A 6.75% 11/15/47	3,250,000	$ 3,351,985
Series A 6.75% 11/15/52	5,800,000	5,959,790
Tempe, Arizona Industrial Development Authority Revenue
(Mirabella at ASU Project)
Series A 144A 6.125% 10/1/47 #	2,150,000	1,323,304
Series A 144A 6.125% 10/1/52 #	2,570,000	1,529,484
University of North Carolina Board of Governors Revenue
5.00% 2/1/49	19,355,000	21,414,759
Westchester County, New York Local Development Revenue
(Purchase Senior Learning Community, Inc. Project) Series A 144A 5.00% 7/1/56 #	4,250,000	3,931,207
Westminster, Maryland Project Revenue
(Lutheran Village Millers Grant)
Series A 5.00% 7/1/24	315,000	315,006
Series A 6.00% 7/1/34	1,000,000	1,000,390
Series A 6.125% 7/1/39	750,000	750,083
Series A 6.25% 7/1/44	2,500,000	2,499,900
Wisconsin Health & Educational Facilities Authority Revenue
(Children's Hospital of Wisconsin) 3.00% 8/15/52	3,000,000	2,151,150
(Covenant Communities Project)
Series B-5 5.00% 7/1/53	945,000	702,192
Series B 5.00% 7/1/48	1,000,000	770,640
Series C 7.00% 7/1/43	1,000,000	761,610
Series C 7.50% 7/1/53	1,000,000	755,650
(St. Camillus Health System)
Series A 5.00% 11/1/39	635,000	578,834
Series A 5.00% 11/1/46	1,000,000	851,360
Series A 5.00% 11/1/54	3,500,000	2,815,330
Wisconsin Public Finance Authority Revenue
(Bancroft Neurohealth Project)
Series A 144A 5.00% 6/1/36 #	960,000	926,410
Series A 144A 5.125% 6/1/48 #	1,375,000	1,234,255
NQ- VQ [0524] 0724 (3695181)    21

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Goodwill Industries of Southern Nevada Project)
Series A 5.50% 12/1/38	2,572,956	$ 2,229,775
Series A 5.75% 12/1/48	2,576,272	2,116,407
Woodbury, Minnesota Housing & Redevelopment Authority Revenue
(St. Therese of Woodbury) 5.125% 12/1/44	1,250,000	1,139,813
Yamhill County, Oregon Hospital Authority Revenue
(Friendsview) Series A 5.00% 11/15/56	1,600,000	1,229,840
		423,208,713
Housing Revenue Bonds — 3.20%
California Municipal Finance Authority Revenue
Series I 144A 6.00% 1/1/39 #	6,530,000	6,765,276
City of Dallas, Texas Housing Finance Revenue
Residential Development-Senior Lien Series A 6.00% 12/1/62	2,000,000	1,958,820
Connecticut Housing Finance Authority Revenue
(Housing Mortgage Finance Program) Series D 5.35% 11/15/48	7,000,000	7,186,970
CSCDA Community Improvement Authority Essential Housing Revenue
(Jefferson-Anaheim) Series A-2 144A 3.125% 8/1/56 #	1,500,000	1,103,130
(Parallel - Anaheim) Series A 144A 4.00% 8/1/56 #	700,000	592,501
(Pasadena Portfolio) Series A-2 144A 3.00% 12/1/56 #	5,800,000	4,053,794
Georgia Housing & Finance Authority Revenue
Series B 5.05% 12/1/43	2,500,000	2,620,150
Series B 5.20% 12/1/48	1,615,000	1,649,415
Series B 5.25% 6/1/51	2,000,000	2,080,020
Idaho Housing & Finance Association Single Family Mortgage Revenue
Series C 4.80% 7/1/53 (GNMA)	6,000,000	6,052,440
Illinois Housing Development Authority Revenue
Series K 5.35% 4/1/47	7,400,000	7,595,064
Independent Cities, California Finance Authority Mobile Home Park Revenue
(Pillar Ridge) Series A 5.25% 5/15/44	750,000	750,495
22    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Housing Revenue Bonds (continued)
Indiana Housing & Community Development Authority Single Family Mortgage Revenue
Series D-1 5.00% 7/1/43 (GNMA)	1,500,000	$ 1,531,470
Series D-1 5.125% 7/1/48 (GNMA)	1,850,000	1,869,906
Series D-1 5.20% 7/1/53 (GNMA)	5,000,000	5,113,750
Nebraska Investment Finance Authority Single Family Housing Revenue
Series G 5.40% 9/1/53 (GNMA)	5,000,000	5,151,000
New York City, New York Housing Development Revenue
4.80% 2/1/53	5,000,000	5,032,400
Pennsylvania Housing Finance Agency Single Family Mortgage Revenue
Series 141A 4.60% 10/1/43	1,645,000	1,667,487
(Social Bonds)
Series 142A 5.00% 10/1/50	10,340,000	10,520,640
Series 143A 5.45% 4/1/51	5,000,000	5,173,800
Public Finance Authority Revenue
(The Promenade Apartments) 144A 6.25% 2/1/39 #	8,500,000	8,685,470
Rhode Island Housing & Mortgage Finance Revenue
Series A 4.65% 10/1/53 (GNMA)	3,000,000	2,935,740
South Carolina State Housing Finance & Development Authority Revenue
Series B 4.90% 7/1/53	1,500,000	1,509,345
Texas Department of Housing & Community Affairs Revenue
Series C 5.125% 9/1/53 (GNMA)	2,500,000	2,545,375
Virginia Housing Development Authority
Series A 5.30% 11/1/53	3,500,000	3,602,060
Wisconsin Housing & Economic Development Authority Housing Revenue
Series C 3.00% 5/1/59	1,100,000	722,469
		98,468,987
Industrial Development Revenue/Pollution ControlRevenue Bonds — 23.97%
Allegheny County, Pennsylvania Industrial Development Authority Revenue
(United States Steel Corporation Project) 5.75% 8/1/42 (AMT)	2,000,000	2,000,400
NQ- VQ [0524] 0724 (3695181)    23

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project)
Series A 144A 6.00% 7/1/51 #, ‡	6,540,000	$ 392,400
Series A 144A 7.75% 7/1/50 #, ‡	21,330,000	1,279,800
Arkansas Development Finance Authority Revenue
(Hybar Steel Project)
144A 7.375% 7/1/48 (AMT) #	10,000,000	10,898,400
Series A 144A 6.875% 7/1/48 (AMT) #	10,000,000	10,834,500
(United States Steel Corporation Project) 5.70% 5/1/53 (AMT)	18,750,000	19,375,312
Black Belt Energy Gas District Revenue
(Gas Project) Series D1 5.50% 6/1/49 •	2,330,000	2,459,828
Buckeye, Ohio Tobacco Settlement Financing Authority Revenue
(Senior)
Series A-2 3.00% 6/1/48	13,775,000	10,073,933
Series A-2 4.00% 6/1/48	150,000	133,599
Series B-2 5.00% 6/1/55	64,670,000	57,946,260
Calhoun County, Texas Navigation Industrial Development Authority Revenue
(Max Midstream Texas, LLC Project) Series A 144A 3.625% 7/1/26 (AMT) #	3,285,000	3,091,908
California County Tobacco Securitization Agency Settlement Revenue
(Capital Appreciation Bond - Fresno County Tobacco Funding Corporation) Series D 8.613% 6/1/55 ^	100,000,000	9,743,000
(Capital Appreciation Bond- Stanislaus County Tobacco Funding Corporation) Series D 8.239% 6/1/55 ^	6,250,000	461,000
California Infrastructure & Economic Development Bank Revenue
(Brightline West Passenger Rail Project) 144A 8.00% 1/1/50 (AMT) #, •	13,500,000	13,945,365
California Pollution Control Financing Authority Revenue
(Calplant I Project)
144A 7.50% 7/1/32 (AMT) #, ‡	1,600,000	21,600
144A 8.00% 7/1/39 (AMT) #, ‡	5,250,000	70,875
24    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Chicago, Illinois O'Hare International Airport Special Facilities Revenue
(Trips Obligated Group) 5.00% 7/1/48 (AMT)	150,000	$ 149,396
Children's Trust Fund Revenue, Commonwealth of Puerto Rico
(Tobacco Settlement Asset-Backed)
Series A 7.707% 5/15/57 ^	225,000,000	18,078,750
Series B 9.403% 5/15/57 ^	3,420,000	205,713
City of Houston, Texas Airport System Revenue
Series B-1 5.00% 7/15/35 (AMT)	3,000,000	3,007,890
(Special Facilities Continental Airlines, Inc. Terminal Improvements Projects) Series 2011 6.625% 7/15/38 (AMT)	2,000,000	2,001,380
(United Airlines Inc.) 5.00% 7/1/29 (AMT)	1,150,000	1,150,104
City of Valparaiso, Indiana Exempt Facilities Refunding Revenue
(Pratt Paper (In), LLC Project) 144A 5.00% 1/1/54 (AMT) #	5,000,000	5,110,550
District of Columbia Tobacco Settlement Financing Revenue
(Capital Appreciation-Asset-Backed)
Series C 3.88% 6/15/55 ^	121,000,000	12,948,210
Series D 7.392% 6/15/55 ^	262,500,000	24,609,375
Erie County, New York Tobacco Asset Securitization Revenue
(Capital Appreciation-Asset-Backed)
Series A 144A 9.212% 6/1/60 #, ^	196,565,000	11,274,968
Series D 7.815% 6/1/55 ^	4,000,000	299,480
Finance Authority of Maine Solid Waste Disposal Revenue
(Casella Waste System Project) Series R-2 144A 4.375% 8/1/35 (AMT) #, •	1,000,000	994,860
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series A 144A 7.50% 7/1/57 (AMT) #, •	11,900,000	12,242,482
(Brightline Florida Passenger Rail Project)
5.25% 7/1/53 (AGM) (AMT)	15,000,000	15,483,300
5.50% 7/1/53 (AMT)	30,000,000	31,219,800
144A 12.00% 7/15/32 (AMT) #, •	35,285,000	36,696,400
NQ- VQ [0524] 0724 (3695181)    25

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
George L Smith II Georgia World Congress Center Authority Revenue
(Convention Center Hotel First Tier) Series A 4.00% 1/1/54	13,060,000	$ 11,160,031
(Convention Center Hotel Second Tier) Series B 144A 5.00% 1/1/54 #	10,000,000	8,912,300
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Capital Appreciation) Series B-2 1.355% 6/1/66 ^	355,550,000	38,882,948
Hoover, Alabama Industrial Development Board Environmental Improvement Revenue
(United States Steel Corporation Project) 5.75% 10/1/49 (AMT)	10,250,000	10,566,212
Indiana Finance Authority Exempt Facility Revenue
(Polyflow Indiana Project - Green Bonds) 144A 7.00% 3/1/39 (AMT) #	6,635,000	4,604,226
Inland, California Empire Tobacco Securitization Revenue
(Capital Appreciation Turbo Asset-Backed)
Series E 144A 8.455% 6/1/57 #, ^	383,610,000	28,287,401
Series F 144A 5.666% 6/1/57 #, ^	406,910,000	24,577,364
Iowa Finance Authority Midwestern Disaster Area Revenue
(Iowa Fertilizer Company Project) 5.00% 12/1/50	10,625,000	11,095,687
Louisiana Public Facilities Authority Revenue
(Louisiana Pellets Project)
Series A 8.375% 7/1/39 (AMT) ‡	13,547,003	135
Series B 10.50% 7/1/39 (AMT) ‡	12,201,586	122
Series LA 144A 7.75% 7/1/39 (AMT) #, ‡	1,976,705	20
Lower Alabama Gas District Revenue
Series A 5.00% 9/1/46	10,910,000	11,212,752
Main Street Natural Gas Project Revenue
Series A 4.00% 5/15/39	5,500,000	5,021,115
Maine Finance Authority Revenue
(Go Lab Madison, LLC Project) 144A 8.00% 12/1/51 (AMT) #	10,950,000	7,587,146
Maricopa County, Arizona Industrial Development Authority Revenue
(Commercial Metals Company Project) 144A 4.00% 10/15/47 (AMT) #	8,020,000	7,052,307
26    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Miami-Dade County, Florida Industrial Development Authority Revenue
(CFC-MB I, LLC Collins Park Housing Project) 144A 6.25% 1/1/59 #	7,000,000	$ 7,006,440
Michigan Finance Authority Limited Obligation Revenue
Series B-2 4.97% 6/1/65 ^	10,000,000	1,014,600
Monroe, New York Tobacco Asset Securitization Revenue
(4th Subordinate - Capital Appreciation - Asset-Backed) Series A 144A 7.939% 6/1/61 #, ^	487,500,000	24,321,375
Nassau County, New York Tobacco Settlement Revenue
(Asset-Backed) Series A-3 5.125% 6/1/46	10,000,000	9,038,400
Nevada State Department of Business & Industry Revenue
(Fulcrum Sierra Biofuels, LLC Project - Green Bonds) 144A 6.25% 12/15/37 (AMT) #, ‡	2,500,000	500,000
New Jersey Economic Development Authority Special Facility Revenue
(Continental Airlines Project)
5.25% 9/15/29 (AMT)	4,000,000	4,004,640
Series B 5.625% 11/15/30 (AMT)	1,270,000	1,280,770
New Jersey Tobacco Settlement Financing Revenue
Series B 5.00% 6/1/46	4,605,000	4,636,360
New York City, New York Industrial Development Agency Revenue
(Queens Baseball Stadium Project) Series A 2.00% 1/1/38 (AGM)	500,000	359,455
(Yankee Stadium Project) Series A 3.00% 3/1/49	1,000,000	716,800
New York Counties Tobacco Trust IV Revenue
Series F 0.15% 6/1/60 ^	55,000,000	3,177,350
New York Counties Tobacco Trust V Revenue
(Capital Appreciation Turbo Asset-Backed) Series 4B 144A 0.269% 6/1/60 #, ^	322,800,000	14,542,140
New York Counties Tobacco Trust VI Revenue
Series C 5.00% 6/1/51	1,000,000	897,290
NQ- VQ [0524] 0724 (3695181)    27

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(American Airlines Inc. John F. Kennedy International Airport Project) 5.375% 8/1/36 (AMT)	1,000,000	$ 1,056,120
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/38 (AMT)	2,455,000	2,577,824
Pennsylvania Economic Development Financing Authority Revenue
(National Gypsum) 5.50% 11/1/44 (AMT)	4,500,000	4,508,055
Port Beaumont, Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project)
Series A 144A 2.875% 1/1/41 (AMT) #	1,750,000	1,303,190
Series A 144A 5.125% 1/1/44 (AMT) #	2,000,000	2,000,000
Series A 144A 5.25% 1/1/54 (AMT) #	2,000,000	2,000,000
Port of Seattle, Washington Industrial Development Special Facilities Revenue
(Delta Airlines) 5.00% 4/1/30 (AMT)	2,000,000	2,000,300
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	11,000,000	13,177,670
Salt Verde, Arizona Financial Senior Gas Revenue
5.00% 12/1/37	9,250,000	9,824,795
5.25% 12/1/27	2,235,000	2,313,113
5.25% 12/1/28	1,050,000	1,084,209
5.50% 12/1/29	765,000	803,855
San Diego County, California Tobacco Settlement Revenue Funding
Series C 4.00% 6/1/32	445,000	441,391
Sanger Industrial Development Revenue
(Texas Pellets Project) Series B 8.00% 7/1/38 (AMT) ‡	17,870,000	1,787
Shoals, Indiana Exempt Facilities Revenue
(National Gypsum Project) 7.25% 11/1/43 (AMT)	1,860,000	1,863,050
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
144A 6.10% 6/1/38 #, •	1,000,000	1,093,120
28    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
St. James Parish, Louisiana Revenue
(NuStar Logistics, LP Project)
Series B 144A 6.10% 12/1/40 #, •	1,630,000	$ 1,781,753
Suffolk Regional Off-Track Betting
6.00% 12/1/53	15,000,000	15,525,750
Tennessee State Energy Acquisition Gas Revenue
Series C 5.00% 2/1/27	2,940,000	2,958,992
Tobacco Securitization Authority of Southern California Revenue
(Capital Appreciation-2nd Subordinate Lien) Series C 1.574% 6/1/46 ^	3,515,000	674,072
(Capital Appreciation-3rd Subordinate Lien) Series D 3.916% 6/1/46 ^	8,770,000	1,404,340
(San Diego County Tobacco Asset Securitization Corporation) Series B-1 5.00% 6/1/48	795,000	797,647
Tulsa, Oklahoma Municipal Airports Improvement Trust Revenue
Series A 5.50% 6/1/35 (AMT)	2,000,000	2,001,440
Tuscaloosa County, Alabama Industrial Development Authority Revenue
(Hunt Refining Project) Series A 144A 5.25% 5/1/44 #	9,440,000	9,492,203
Vermont Economic Development Authority Revenue
(Casella Waste System) 144A 4.625% 4/1/36 (AMT) #, •	1,000,000	998,030
Virginia Tobacco Settlement Financing Revenue
(Capital Appreciation)
Series A-1 6.706% 6/1/46	10,865,000	9,104,653
Series B-1 5.00% 6/1/47	2,000,000	1,845,880
(Capital Appreciation-Asset-Backed)
Series C 2.949% 6/1/47 ^	95,170,000	25,960,472
Series D 2.20% 6/1/47 ^	179,085,000	47,770,924
Washington Economic Development Finance Authority Revenue
(Columbia Pulp I, LLC Project) Series 2017A 144A 7.50% 1/1/32 (AMT) #, ‡	4,800,000	480
NQ- VQ [0524] 0724 (3695181)    29

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Industrial Development Revenue/Pollution ControlRevenue Bonds (continued)
Wisconsin Public Finance Authority Revenue
(Senior Lien - Grand Hyatt San Antonio Hotel Acquisition Project) Series A 5.00% 2/1/62	13,255,000	$ 12,944,966
		737,966,305
Lease Revenue Bonds — 2.57%
Baltimore, Maryland Special Obligation Subordinate Revenue
(Harbor Point Project) 5.00% 6/1/51	1,000,000	967,240
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.625% 11/1/33	1,400,000	1,401,778
5.875% 11/1/43	3,765,000	3,768,652
Idaho Falls, Idaho Annual Appropriation Certificates of Participation Revenue
144A 5.25% 5/15/51 #	5,000,000	4,873,200
Los Angeles County, California Public Works Financing Authority Revenue
(LACMA Building for the Permanent Collection Project) Series A 3.00% 12/1/50	11,000,000	8,111,510
Metropolitan Pier & Exposition Authority, Illinois Revenue
(McCormick Place Expansion Project)
5.92% 12/15/56 ^	6,110,000	1,065,584
Series A 4.00% 6/15/52	8,305,000	7,456,893
Series A 5.00% 6/15/50	4,135,000	4,218,941
Series B 4.952% 12/15/54 (BAM) ^	3,535,000	754,935
Series B 5.03% 12/15/54 ^	3,710,000	724,637
New Jersey Transportation Trust Fund Authority Revenue
5.50% 6/15/50	4,250,000	4,614,395
Series AA 4.00% 6/15/50	2,945,000	2,729,308
(Transportation Program) Series AA 5.00% 6/15/25	1,000,000	1,013,410
(Transportation System) Series A 4.991% 12/15/39 ^	5,290,000	2,668,594
30    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
New York Liberty Development Revenue
(4 World Trade Center Project) Series A 3.00% 11/15/51	5,750,000	$ 4,198,017
(Class 1 - 3 World Trade Center Project) 144A 5.00% 11/15/44 #	14,500,000	14,526,100
(Class 3 - 3 World Trade Center Project) 144A 7.25% 11/15/44 #	7,250,000	7,300,895
Phoenix, Arizona Industrial Development Authority Lease Revenue
5.125% 2/1/34	1,000,000	927,580
5.375% 2/1/41	1,300,000	1,164,696
St. Louis, Missouri Municipal Finance Revenue
(Convention Center Capital Improvement Project)
Series A 6.43% 7/15/36 (AGM) ^	2,250,000	1,325,092
Series A 6.44% 7/15/37 (AGM) ^	4,000,000	2,233,320
University of Missouri Industrial Development Authority Revenue
(Markets At Olive Project) Series A 5.50% 6/15/42	3,000,000	2,949,990
		78,994,767
Local General Obligation Bond — 0.06%
Fort Bend Independent School District
Series 2024A 5.00% 8/15/33	1,550,000	1,742,409
		1,742,409
Local General Obligation Bonds — 3.48%
Chicago, Illinois Board of Education
Series A 5.00% 12/1/42	7,690,000	7,544,351
Series A 5.875% 12/1/47	8,000,000	8,719,680
Series A 6.00% 12/1/49	13,820,000	15,149,899
Series A 144A 7.00% 12/1/46 #	2,500,000	2,691,575
Series B 4.00% 12/1/40	4,500,000	4,132,890
Series B 4.00% 12/1/41	2,000,000	1,824,540
Series G 5.00% 12/1/44	2,545,000	2,542,582
Series H 5.00% 12/1/36	4,850,000	4,934,487
Series H 5.00% 12/1/46	4,225,000	4,178,272
City of Chicago, Illinois
Series 2005D 5.50% 1/1/37	2,280,000	2,291,126
Series 2007E 5.50% 1/1/42	1,900,000	1,903,971
Series A 5.50% 1/1/39	2,660,000	2,880,089
Series A 5.50% 1/1/40	2,160,000	2,326,212
Series A 5.50% 1/1/49	770,000	792,561
NQ- VQ [0524] 0724 (3695181)    31

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
City of Chicago, Illinois
Series C 5.00% 1/1/26	500,000	$ 507,860
Conroe, Texas Independent School District
5.00% 2/15/49 (PSF)	10,000,000	10,733,900
Fairfield, Alabama General Obligation Warrants
6.00% 6/1/37	8,485,000	7,636,500
Fort Bend Independent School District
Series 2024A 5.00% 8/15/43	3,640,000	3,927,409
Lodi, California Unified School Distirct
Series 2020 3.00% 8/1/43	2,750,000	2,217,820
MIDA Golf and Equestrian Center Public Infrastructure District
144A 4.50% 6/1/51 #	7,500,000	5,303,700
144A 4.625% 6/1/57 #	7,000,000	4,896,850
Prairie Center Metropolitan District No. 3, Colorado
Series A 5.875% 12/15/46	2,125,000	2,233,842
Verve, Colorado Metropolitan District No. 1
5.00% 12/1/51	1,000,000	752,790
Village of Riverdale, Illinois
8.00% 10/1/36	6,925,000	6,939,127
		107,062,033
Pre-Refunded/Escrowed to Maturity Bonds — 1.40%
Blythe Township, Pennsylvania Solid Waste Authority Revenue
7.75% 12/1/37-27 (AMT) §	2,725,000	3,002,323
California School Finance Authority Revenue
(Aspire Public School) 144A 5.00% 8/1/41-25 #, §	125,000	127,187
Central Texas Regional Mobility Authority Senior Lien Revenue
Series A 5.00% 1/1/45-25 §	4,000,000	4,062,760
Decatur County, Texas Hospital Authority
(Wise Regional Health System)
Series C 4.00% 9/1/29	491,000	492,905
Series C 4.00% 9/1/34-31 §	987,000	1,000,245
Series C 4.00% 9/1/44-31 §	2,036,000	2,106,792
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	6,265,000	6,371,568
32    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
Henderson, Nevada Public Improvement Trust
(Touro College & University System) Series A 5.50% 1/1/39-24 §	560,000	$ 560,594
Multnomah County, Oregon Hospital Facilities Authority Revenue
(Mirabella at South Waterfront) Series A 5.50% 10/1/49-24 §	2,400,000	2,410,536
Nampa, Idaho Development Corporation Revenue Allocation
(Library Square Project) 144A 5.00% 9/1/31-24 #, §	2,940,000	3,017,351
New Jersey Economic Development Authority Special Facility
Series WW 5.25% 6/15/30-25 §	5,000,000	5,090,150
North Texas Tollway Authority Special Project System Revenue
Series C 7.00% 9/1/43-31 §, ~	5,000,000	6,000,100
Osceola County, Florida Expressway System Senior Lien
(Poinciana Parkway Project) Series A 5.375% 10/1/47-24 §	2,000,000	2,009,620
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49-45 (AMT) §	55,000	55,079
Washington State Housing Finance Commission Revenue
(Heron's Key)
Series A 144A 7.00% 7/1/45-25 #, §	1,000,000	1,029,030
Series A 144A 7.00% 7/1/50-25 #, §	3,625,000	3,730,234
Wisconsin Public Finance Authority Revenue
(Rose Villa Project) Series A 144A 5.75% 11/15/44-24 #, §	2,000,000	2,013,420
		43,079,894
Resource Recovery Revenue Bonds — 0.29%
Brazoria County, Texas Industrial Development Solid Waste Disposal Facilities Revenue
(Aleon Renewable Metals, LLC Project) 144A 10.00% 6/1/42 (AMT) #, •	3,000,000	2,963,070
NQ- VQ [0524] 0724 (3695181)    33

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Resource Recovery Revenue Bonds (continued)
South Carolina Jobs-Economic Development Authority Educational Facilities Revenue
(Last Step Recycling Project) Series A 144A 6.50% 6/1/51 (AMT) #	1,500,000	$ 874,230
Union County, New Jersey Improvement Authority Revenue
(Aries Linden, LLC Project) 144A 6.75% 12/1/41 (AMT) #	7,990,000	5,169,131
		9,006,431
Special Tax Revenue Bonds — 14.83%
Black Desert Public Infrastructure District Revenue
(Black Desert Assessment Area #1) 144A 5.625% 12/1/53 #	2,000,000	2,038,980
Branson, Missouri Industrial Development Authority Tax Increment Revenue
(Branson Shoppes Redevelopment Project) Series A 3.90% 11/1/29	325,000	299,608
Celebration Pointe, Florida Community Development District No. 1 Revenue
5.125% 5/1/45	2,460,000	2,459,975
Cherry Hill, Virginia Community Development Authority Revenue
(Potomac Shores Project)
144A 5.15% 3/1/35 #	1,000,000	1,004,280
144A 5.40% 3/1/45 #	2,000,000	2,001,520
City of Kansas, Missouri Tax Increment Financing Commission Revenue
(Brywood Centre Project) Series A 8.00% 4/1/33 ‡	3,950,000	750,500
City of Newport Beach, California Revenue
Series A 4.00% 9/2/33	200,000	199,270
Series A 4.125% 9/2/38	575,000	565,254
City of Rancho, Mirage Community Facilities District No. 5 Revenue
5.00% 9/1/54	1,400,000	1,402,044
City of Tampa, Florida Capital Improvement Cigarette Tax Allocation Revenue
(H. Lee Moffitt Cancer Center Project) Series A 4.55% 9/1/53 ^	12,095,000	2,661,626
Commonwealth of Puerto Rico Revenue
3.799% 11/1/51 •	13,447,774	6,959,223
34    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Commonwealth of Puerto Rico Revenue
(Subordinate) 3.014% 11/1/43 •	97,024,989	$ 60,276,774
Conley, Missouri Road Transportation Development District Revenue
5.375% 5/1/47	6,655,000	6,657,130
East Dundee, Illinois Limited Obligation Tax Increment Revenue
(Route 25 South Redevelopment Project) 5.625% 12/1/31	1,200,000	1,130,436
Fountain Urban Renewal Authority, Colorado Revenue
(South Academy Highlands Project) Series A 5.50% 11/1/44	3,750,000	3,604,012
GDB Debt Recovery Authority of Puerto Rico Revenue
7.50% 8/20/40	77,451,354	75,418,256
Glen Cove, New York Local Economic Assistance Revenue
(Garvies Point Public Improvement Project) Series A 5.00% 1/1/56	2,000,000	1,715,440
Grandview Industrial Development Authority Revenue
(Grandview Crossing Project) 5.75% 12/1/28 ‡	1,000,000	400,000
Guam Government Business Privilege Tax Revenue
Series F 4.00% 1/1/42	2,500,000	2,327,325
Henderson, Nevada Local Improvement Districts Revenue
(Black Mountain Ranch)
3.00% 9/1/36	300,000	244,428
3.50% 9/1/45	720,000	548,799
4.00% 9/1/51	495,000	409,424
Indianapolis, Indiana Local Public Improvement Bond Bank Revenue
(Convention Center Hotel Project)
Series E 6.00% 3/1/53	3,000,000	3,253,440
Series E 6.125% 3/1/57	3,250,000	3,525,145
Juban Crossing Economic Development District, Louisiana Revenue
(General Infrastructure Projects) Series C 144A 7.00% 9/15/44 #	2,910,000	2,910,436
(Road Projects) Series A 144A 7.00% 9/15/44 #	1,745,000	1,745,262
NQ- VQ [0524] 0724 (3695181)    35

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Lakeside 370 Levee District, Missouri Subdistrict B Revenue
Series 2015-B 0.00% 4/1/55	853,802	$ 768,422
Las Vegas, Nevada Revenue
(Villages At Tule Springs Village 1)
144A 5.50% 6/1/37 #	750,000	746,377
144A 5.75% 6/1/42 #	1,100,000	1,093,169
144A 5.75% 6/1/47 #	1,575,000	1,544,445
144A 6.00% 6/1/52 #	1,800,000	1,807,254
Las Vegas, Nevada Special Improvement District No. 817 Local Improvement Revenue
(Summerlin Village 29)
5.50% 6/1/38	375,000	379,031
5.75% 6/1/43	500,000	506,615
6.00% 6/1/53	1,000,000	1,019,180
Lees Summit Industrial Development Authority Revenue
(Kensington Farms Improvement Project) 5.75% 3/1/29 ‡	2,185,000	1,201,750
Marquis Community Development Authority of York County Virginia Revenue
Series B 5.625% 9/1/41 ‡	2,779,000	972,650
(Capital Appreciation Bonds) Series C 0.00% 9/1/41 ^	821,000	2,052
(Convertible Capital Appreciation Bonds) 144A 7.50% 9/1/45 #, ‡, ~	859,000	300,650
Matching Fund Special Purpose Securitization Revenue
Series A 5.00% 10/1/39	8,945,000	9,283,389
Midtown Miami, Florida Community Development District Revenue
(Parking Garage Project) Series A 5.00% 5/1/37	500,000	499,990
Mobile, Alabama Improvement District Revenue
(McGowin Park Project)
Series A 5.25% 8/1/30	1,000,000	944,700
Series A 5.50% 8/1/35	1,300,000	1,214,525
Monongalia County
(Development District No. 4 – University Town Centre)
Series A 144A 5.00% 6/1/33 #	1,000,000	1,019,740
Series A 144A 5.75% 6/1/43 #	1,500,000	1,568,415
36    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Monongalia County
(Development District No. 4 – University Town Centre)
Series A 144A 6.00% 6/1/53 #	1,500,000	$ 1,577,175
New York City, New York Transitional Finance Authority Future Tax Secured Revenue
Series A-3 3.00% 5/1/45	5,000,000	3,849,000
Series B-1 3.00% 8/1/48	6,605,000	4,981,293
New York State Dormitory Authority Revenue
Series A 5.25% 3/15/52	2,000,000	2,175,980
New York State Thruway Authority Revenue
Series A-1 3.00% 3/15/49	5,000,000	3,806,600
Series A-1 3.00% 3/15/50	3,640,000	2,744,633
New York State Urban Development Revenue
Series E 3.00% 3/15/50	2,500,000	1,834,175
(General Purpose) Series A 3.00% 3/15/50	3,310,000	2,428,448
Northampton County, Pennsylvania Industrial Development Authority Revenue
(Route 33 Project) 7.00% 7/1/32	1,755,000	1,757,475
Ohio Infrastructure Improvement Revenue
(Hickory Chase Project) Senior Series A 144A 5.00% 12/1/40 #	1,315,000	1,180,107
Oklahoma County Finance Authority Revenue
(Astec Project) 144A 6.25% 6/15/54 #	1,500,000	1,504,680
Orange County, California Community Facilities District No. 2023-1 Revenue
(Rienda Phase 2B)
Series A 5.50% 8/15/48	1,500,000	1,534,785
Series A 5.50% 8/15/53	1,200,000	1,222,080
Prairie Center Metropolitan District No. 3, Colorado Revenue
Series A 144A 5.00% 12/15/41 #	2,000,000	1,981,560
Public Finance Authority Revenue
(Miami Worldcenter Project) Series A 144A 5.00% 6/1/41 #	9,500,000	9,512,160
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 4.75% 7/1/53	47,908,000	47,607,138
Series A-1 5.00% 7/1/58	18,685,000	18,690,979
NQ- VQ [0524] 0724 (3695181)    37

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Puerto Rico Sales Tax Financing Revenue
(Restructured)
Series A-1 5.831% 7/1/46 ^	104,102,000	$ 33,343,871
Series A-1 5.915% 7/1/51 ^	143,746,000	34,187,111
Series A-2 4.536% 7/1/53	1,022,000	981,447
Series A-2 4.784% 7/1/58	9,355,000	9,272,208
Series B-1 4.75% 7/1/53	5,619,000	5,583,713
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	505,000	496,572
San Buenaventura Redevelopment Agency Revenue
(Merged San Buenaventura Redevelopment Project)
7.75% 8/1/28	840,000	842,797
8.00% 8/1/38	1,500,000	1,505,610
St. Louis County, Missouri Industrial Development Authority Revenue
(Manchester Ballas Community)
Series A 144A 5.00% 9/1/38 #	1,050,000	1,008,850
Series A 144A 5.25% 9/1/45 #	3,540,000	3,378,647
Sterling Ranch Community Authority Board Revenue
5.625% 12/1/43	1,500,000	1,519,590
Stone Canyon Community Improvement District Revenue
(Public Infrastructure Improvement Project) 5.75% 4/1/27 ‡	1,250,000	112,500
Town of Bridgeville Revenue
(Heritage Shores Special Development District)
144A 5.25% 7/1/44 #	875,000	899,001
144A 5.625% 7/1/53 #	1,535,000	1,589,048
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior lien Revenue
(MTA Bridges and Tunnels) Series C-3 3.00% 5/15/51	8,500,000	6,349,245
Verve, Colorado Metropolitan District No. 1 Revenue
6.50% 12/1/43	4,365,000	4,085,771
6.75% 12/1/52	4,000,000	3,776,400
Village Community Development District No. 15, Florida
144A 5.00% 5/1/43 #	1,000,000	1,014,160
144A 5.25% 5/1/54 #	3,500,000	3,573,115
38    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
Whiting Redevelopment District, Indiana Revenue
4.00% 1/15/32	2,600,000	$ 2,421,224
Wisconsin Public Finance Authority Revenue
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	5,065,000	4,975,198
(Mclemore Hotel & Conference Center)
Series A 144A 4.50% 6/1/56 #	13,000,000	10,285,340
Series B 144A 6.50% 6/1/56 #	1,000,000	830,620
Wyandotte County, Kansas Unified Government Special Obligation Revenue
(Sales Tax Vacation Village Project) Series A 6.00% 9/1/35	4,690,000	4,098,825
(Wyandotte Plaza Redevelopment Project) 5.00% 12/1/34	3,000,000	2,752,350
		456,652,422
State General Obligation Bonds — 5.36%
California State
4.00% 9/1/29	3,950,000	4,090,699
Commonwealth of Massachusetts
Series A 5.00% 1/1/54	12,000,000	12,798,360
Series C 2.75% 3/1/50	5,000,000	3,475,350
Series D 4.00% 11/1/35	5,000,000	5,163,600
Commonwealth of Puerto Rico
(Restructured)
Series A-1 4.00% 7/1/37	10,759,631	10,438,994
Series A-1 4.00% 7/1/41	35,742,237	33,223,124
Series A-1 4.00% 7/1/46	62,264,861	56,314,208
Illinois State
5.00% 1/1/28	1,190,000	1,208,588
5.50% 5/1/39	6,000,000	6,497,400
Series A 5.125% 12/1/29	1,310,000	1,363,841
Series A 5.50% 3/1/47	9,700,000	10,435,163
Series B 3.00% 12/1/41	2,605,000	2,098,614
Series C 4.00% 10/1/41	400,000	378,764
Series C 4.00% 10/1/42	2,900,000	2,734,207
Series C 5.00% 11/1/29	4,600,000	4,769,004
(Rebuild Illinois Program) Series B 4.00% 11/1/35	2,000,000	1,987,080
New Jersey State
(COVID-19 General Obligation Emergency Bonds) Series A 4.00% 6/1/32	2,080,000	2,164,531
NQ- VQ [0524] 0724 (3695181)    39

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
State of Washington
Series C 5.00% 8/1/40	5,250,000	$ 5,868,188
		165,009,715
Transportation Revenue Bonds — 6.69%
Allegheny County, Pennsylvania Airport Authority Revenue
(Pittsburgh International Airport)
Series A 5.50% 1/1/48 (AGM) (AMT)	5,000,000	5,389,700
Series A 5.50% 1/1/53 (AGM) (AMT)	6,770,000	7,249,993
Burbank-Glendale-Pasadena Airport Authority Brick Campaign Revenue
(Senior) Series B 5.25% 7/1/54 (AMT)	6,000,000	6,370,800
California Municipal Finance Authority Senior Lien Revenue
(LINXS APM Project)
Series A 4.00% 12/31/47 (AMT)	10,150,000	8,912,715
Series A 5.00% 12/31/43 (AMT)	1,500,000	1,503,720
Central Texas Regional Mobility Authority Senior Lien Revenue
7.85% 1/1/40 ^	2,000,000	958,900
7.81% 1/1/36 ^	2,500,000	1,525,400
City & County of Denver, Colorado Airport System Revenue
Series A 4.00% 12/1/48 (AMT)	5,000,000	4,528,600
City of Los Angeles, California Department of Airports Revenue
(Los Angeles International Airport) Series F 3.00% 5/15/49 (AMT)	3,030,000	2,233,898
Colorado High Performance Transportation Enterprise Revenue
(U.S. 36 & I-25 Managed Lanes) 5.75% 1/1/44 (AMT)	3,250,000	3,255,070
Commonwealth of Massachusetts Transportation Fund Revenue
(Rail Enhancement Project) Series A 5.00% 6/1/53	5,500,000	5,875,980
Florida Development Finance Revenue
(Brightline Florida Passenger Rail Expansion Project) Series C 144A 8.25% 7/1/57 (AMT) #, •	12,500,000	12,860,125
40    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Foothill-Eastern, California Transportation Corridor Agency Toll Road Revenue
Series B-1 3.95% 1/15/53	2,800,000	$ 2,547,524
Series B-2 3.50% 1/15/53	1,600,000	1,329,440
Series B-2 3.50% 1/15/53 (AGM)	2,000,000	1,719,040
Grand Parkway Transportation Revenue
(First Tier) 3.00% 10/1/50	3,500,000	2,553,110
Metropolitan Nashville Airport Authority Revenue
Series B 5.50% 7/1/52 (AMT)	1,500,000	1,599,960
Metropolitan Washington Airports Authority Dulles Toll Road Revenue
(Convertible Capital Appreciation Bonds) Series B 6.50% 10/1/44 ~	1,000,000	1,087,940
New York Metropolitan Transportation Authority Revenue
(Climate Bond Certified - Green Bonds)
Series B 4.00% 11/15/50	5,000,000	4,561,000
Subordinate Series C-1 5.25% 11/15/55	5,000,000	5,153,850
New York State Thruway Authority Revenue
Series B 3.00% 1/1/53 (BAM)	3,410,000	2,450,119
New York Transportation Development Corporation Special Facilities Revenue
(John F. Kennedy International Airport New Terminal One Project) 5.125% 6/30/60 (AGM) (AMT)	3,650,000	3,766,545
New York Transportation Development Special Facilities Revenue
(Delta Airlines Inc. LaGuardia Airport Terminals C & D Redevelopment Project)
4.375% 10/1/45 (AMT)	16,840,000	16,377,911
5.00% 10/1/40 (AMT)	3,400,000	3,524,678
(John F. Kennedy International Airport New Terminal One Project)
5.375% 6/30/60 (AMT)	24,500,000	25,408,950
6.00% 6/30/54 (AMT)	10,000,000	10,969,200
(Terminal 4 John F. Kennedy International Airport Project) 5.00% 12/1/41 (AMT)	4,920,000	5,106,517
North Carolina Turnpike Authority Revenue
(Triangle Expressway System)
4.00% 1/1/55 (AGM)	1,000,000	900,750
NQ- VQ [0524] 0724 (3695181)    41

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
North Carolina Turnpike Authority Revenue
(Triangle Expressway System)
Series C 4.97% 7/1/41 ^	4,160,000	$ 1,714,294
Pennsylvania Turnpike Commission Revenue
Series C 3.00% 12/1/51	1,700,000	1,246,695
Subordinate Series B 3.00% 12/1/51	2,500,000	1,835,100
Phoenix, Arizona Civic Improvement Revenue
Series B 3.25% 7/1/49 (AMT)	1,555,000	1,202,575
(Junior Lien) Series A 5.00% 7/1/40	30,000	30,228
Port of Seattle, Washington Intermediate Lien Revenue
(Private Activity) Series B 4.00% 8/1/47 (AMT)	2,250,000	2,008,440
Puerto Rico Industrial Tourist Educational Medical & Environmental Control Facilities Financing Authority Revenue
(San Juan Cruise Terminal Project) Series A-1 6.75% 1/1/45 (AMT)	3,000,000	3,563,370
San Diego County, California Regional Airport Authority Revenue
Series B 4.00% 7/1/56 (AMT)	3,000,000	2,690,010
San Francisco City & County, California Airports Commission Revenue
(San Francisco International Airport) Series A 4.00% 5/1/49 (AMT)	4,945,000	4,466,818
South Jersey Port, New Jersey Revenue
(Subordinated Marine Terminal Revenue) Series B 5.00% 1/1/48 (AMT)	2,000,000	2,028,020
Texas Private Activity Bond Surface Transportation Revenue
(NTE Mobility Partners LLC North Tarrant Express Project) 5.50% 12/31/58 (AMT)	9,765,000	10,430,875
(NTE Mobility Partners Segments 3 LLC Segment 3C Project) 5.00% 6/30/58 (AMT)	20,780,000	21,039,127
Virginia Small Business Financing Authority Revenue
(Transform 66-33 Project) 5.00% 12/31/52 (AMT)	3,840,000	3,860,467
		205,837,454
42    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds — 1.11%
City of Chicago, Illinois Waterworks Revenue
(Second Lien)
5.00% 11/1/26	180,000	$ 185,436
5.00% 11/1/28	30,000	30,725
Jefferson County, Alabama Sewer Revenue
5.50% 10/1/53	17,200,000	18,559,660
New York City Municipal Water Finance Authority Revenue
Series 1 3.50% 6/15/48	5,000,000	4,229,200
Subseries AA-1 3.00% 6/15/51	5,800,000	4,281,792
Subseries BB-1 3.00% 6/15/44	8,750,000	6,826,312
		34,113,125
Total Municipal Bonds (cost $3,172,921,528)		3,001,045,770

Short-Term Investments — 2.10%
Variable Rate Demand Notes — 2.10%¤
City of Minneapolis, Minnesota Health Care System Revenue
(Fairview Health Services) Series C 3.90% 11/15/48 (LOC - Wells Fargo Bank N.A.)	2,700,000	2,700,000
City of Phoenix, Arizona Health Care Facilities Revenue
(Mayo Clinic) Series B 3.70% 11/15/52 (SPA - Northern Trust)	17,105,000	17,105,000
Los Angeles, California Department of Water & Power Revenue
Subordinate Series A-3 3.80% 7/1/35 (SPA - Bank of America, N.A.)	2,700,000	2,700,000
Massachusetts Development Finance Agency Revenue
(Boston University Issue) Series U-6E 4.00% 10/1/42 (LOC - TD Bank N.A.)	500,000	500,000
(Children Hospital Issue) Series 1 4.00% 3/1/48 (LOC - TD Bank N.A.)	12,000,000	12,000,000
New York City Water & Sewer System
Series DD-1 4.00% 6/15/43 (SPA - TD Bank, N.A.)	10,200,000	10,200,000
NQ- VQ [0524] 0724 (3695181)    43

Schedule of investments
Delaware National High-Yield Municipal Bond Fund   (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes¤ (continued)
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
Fiscal 2023 Subordinate Series BB-2 3.95% 6/15/44 (SPA - Mizuho Bank)	8,000,000	$ 8,000,000
Series CC 4.00% 6/15/41 (SPA - State Street)	5,000,000	5,000,000
New York Metropolitan Transportation Authority Revenue
Series A-1 4.00% 11/1/31 (LOC - TD Bank, N.A.)	2,500,000	2,500,000
Oregon Facilities Authority Refunding Revenue
(PeaceHealth) Series B 4.00% 8/1/34 (LOC - TD Bank N.A.)	3,900,000	3,900,000
Total Short-Term Investments (cost $64,605,000)		64,605,000
Total Value of Securities—99.60% (cost $3,237,526,528)		3,065,650,770

Receivables and Other Assets Net of Liabilities—0.40%		12,366,474
Net Assets Applicable to 303,981,423 Shares Outstanding—100.00%		$3,078,017,244
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2024, the aggregate value of Rule 144A securities was $800,303,674, which represents 26.00% of the Fund’s net assets.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at May 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. SOFR01M, SOFR03M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
‡	Non-income producing security. Security is currently in default.
44    NQ- VQ [0524] 0724 (3695181)

(Unaudited)
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
~	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Stated rate in effect at May 31, 2024.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of May 31, 2024.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
BAM – Insured by Build America Mutual Assurance
CHF – Collegiate Housing Foundation
GNMA – Government National Mortgage Association
KIPP – Knowledge is Power Program
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
PSF – Guaranteed by Permanent School Fund
SOFR01M – Secured Overnight Financing Rate 1 Month
SOFR03M – Secured Overnight Financing Rate 3 Month
SPA – Stand-by Purchase Agreement
NQ- VQ [0524] 0724 (3695181)    45